KIRKPATRICK & LOCKHART LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000
                                                   www.kl.com

                                                   ALEXANDRA C. LAFRANKIE
                                                   (202) 778-9481
                                                   alafrankie@kl.com



                                November 7, 2003

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Cash Trust
                  File Nos. 2-98635 and 811-4337
                  ------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Addititonal Information contained in Post-Effective Amendment No. 24 ("PEA No. 24") to its Registration Statement on Form N-1A and that PEA No. 24 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                    Very truly yours

                                    /s/Alexandra C. LaFrankie

                                    Alexandra C. LaFrankie




cc:  Jim Sutherland
      Heritage Asset Management, Inc.